FAIR VALUE OF FINANCIAL INSTRUMENTS - Non-Agency RMBS Fair Value (Details 9) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013		Dec. 31, 2012
Gain on settlement of securities		$ 52,657	[1]
Amortization included in interest income		13,908		5,339
Recurring Basis | Non-Agency RMBS | Level 3 Inputs
Balance, beginning		289,756
Gains (losses) included in net income as impairment		(978)
Gain on settlement of securities		52,657
Gains (losses) included in comprehensive income		(11,604)	[2]	15,526	[3]
Amortization included in interest income		20,556		5,339
Purchases, sales and repayments
Purchases/contributions from Newcastle		825,871		121,262
Sales		(521,865)
Proceeds from repayments		(83,968)		(16,513)
Balance, ending		$ 570,425		$ 289,756

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[2]	These gains (losses) were included in net unrealized gain (loss) on securities in the Consolidated Statements of Comprehensive Income.
[3]	These gains (losses) were included in net unrealized gain (loss) on securities in the consolidated statements of comprehensive income.